Intangible assets (Details Narrative)	12 Months Ended
Dec. 31, 2022 EUR (€)
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	€ 87,000
Disposal of Intangible assets	0
Impairments of Intangible assets	0
Intangible assets purchased	€ 0